Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Number of Shares
Outstanding June 30, 2011 (in shares)	13,229,118
Granted (in shares)	950,624
Exercised (in shares)	(1,332,688)
Canceled (in shares)	(48,728)
Outstanding June 30, 2012 (in shares)	12,798,326
Exercisable June 30, 2012 (in shares)	10,023,736
Weighted-Average Exercise Price
Outstanding June 30, 2011	$ 52.44
Granted	$ 69.75
Exercised	$ 42.43
Canceled	$ 58.90
Outstanding June 30, 2012	$ 54.74
Exercisable June 30, 2012	$ 53.18
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2012 (in years)	5.0
Exercisable June 30, 2012 (in years)	4.1
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 284.6
Exercisable June 30, 2012	$ 238.4